Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities (Parenthetical) (Detail) - Securitisations [member] - CAD ($)
$ in Millions
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Fair value of transferred assets	$ 18,697	$ 19,068	$ 20,264
Fair value of associated liabilities	17,985	18,430	19,265
Net position	$ 712	$ 638	$ 999